Hedging activities and derivatives - Additional Information (Detail) € in Millions, ₨ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability | ₨	₨ 4,209	₨ 1,070
Gain loss on hedge ineffectiveness, recognised in other comprehensive income | ₨	763	4,884	₨ 516
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Deferred tax liability on cash flow edges, recognised in other comprehensive income | ₨	₨ 228	₨ 144	₨ 1,675
Cash Flow Hedge Reserve | CCS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 578	€ 41		$ 360	€ 0
Cash Flow Hedge Reserve | COS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				1,735			1,206
Cash Flow Hedge Reserve | POS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				159			64
Cash Flow Hedge Reserve | Call Spread | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				699			299
Cash Flow Hedge Reserve | Foreign Currency Call Options | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				980			$ 1,016
Cash Flow Hedge Reserve | Foreign Currency Forwards | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 709		¥ 2,580
Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	3.73%			3.73%	3.73%	3.73%
Borrowings, plus adjustment to interest rate basis	3.24%			3.24%	3.24%	3.24%
Borrowings, interest rate basis	6 months LIBOR
Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis	2.00%			2.00%	2.00%	2.00%
Borrowings, interest rate basis	3 months LIBOR
Bottom of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	4.56%			4.56%	4.56%	4.56%
Bottom of range [member] | US [Member] | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	4.50%			4.50%	4.50%	4.50%
Bottom of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	4.07%			4.07%	4.07%	4.07%
Bottom of range [member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	4.50%			4.50%	4.50%	4.50%
Top of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	7.18%			7.18%	7.18%	7.18%
Top of range [member] | US [Member] | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	6.45%			6.45%	6.45%	6.45%
Top of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	10.19%			10.19%	10.19%	10.19%
Top of range [member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	7.18%			7.18%	7.18%	7.18%